Quarterly Report
March 31, 2020
MFS®  Prudent Investor Fund

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 55.0%
Alcoholic Beverages – 1.4%
Heineken N.V.	3,810	$318,890
Apparel Manufacturers – 1.1%
Adidas AG	1,061	$244,081
Business Services – 2.5%
Accenture PLC, “A”	1,799	$293,705
SGS S.A.	124	287,635
		$581,340
Computer Software – 6.9%
Cadence Design Systems, Inc. (a)	4,270	$281,991
Check Point Software Technologies Ltd. (a)	4,914	494,054
Citrix Systems, Inc.	1,503	212,750
Oracle Corp.	5,225	252,524
Sage Group PLC	46,728	342,236
		$1,583,555
Computer Software - Systems – 2.7%
Amadeus IT Group S.A.	6,373	$302,242
Constellation Software, Inc.	348	316,279
		$618,521
Consumer Products – 4.2%
Beiersdorf AG	4,805	$488,925
Kao Corp.	5,700	466,711
		$955,636
Consumer Services – 1.9%
Booking Holdings, Inc. (a)	324	$435,884
Electrical Equipment – 1.0%
Legrand S.A.	3,586	$230,435
Electronics – 1.5%
Kyocera Corp.	5,700	$338,024
Food & Beverages – 4.1%
Danone S.A.	5,159	$332,728
Nestle S.A.	5,921	610,267
		$942,995
Insurance – 1.3%
Swiss Re Ltd.	3,813	$293,997
Internet – 6.5%
Alphabet, Inc., “A” (a)	566	$657,664
Facebook, Inc., “A” (a)	2,397	399,819
Scout24 AG	6,894	416,286
		$1,473,769
Machinery & Tools – 0.2%
Marel HF	11,048	$42,623

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.3%
Premier, Inc., “A” (a)	8,957	$293,073
Printing & Publishing – 2.2%
Wolters Kluwer N.V.	7,205	$512,274
Real Estate – 8.1%
Deutsche Wohnen SE	7,783	$297,372
LEG Immobilien AG	9,555	1,079,599
Vonovia SE, REIT	9,776	481,871
		$ 1,858,842
Specialty Chemicals – 1.6%
Nitto Denko Corp.	8,200	$366,048
Specialty Stores – 2.9%
Costco Wholesale Corp.	2,289	$652,662
Telecommunications - Wireless – 2.3%
KDDI Corp.	17,500	$517,266
Trucking – 1.3%
Yamato Holdings Co. Ltd.	18,400	$288,777
Total Common Stocks		$12,548,692
Bonds – 27.0%
Automotive – 0.7%
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	$170,000	$164,475
Broadcasting – 0.9%
Netflix, Inc., 5.375%, 11/15/2029 (n)	$55,000	$57,071
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	140,000	136,500
		$ 193,571
Building – 1.4%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	$170,000	$156,400
Standard Industries, Inc., 6%, 10/15/2025 (n)	170,000	167,076
		$ 323,476
Business Services – 0.5%
Equinix, Inc., 5.375%, 5/15/2027	$115,000	$113,723
Cable TV – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$55,000	$55,696
Computer Software - Systems – 0.7%
Fair Isaac Corp., 4%, 6/15/2028 (n)	$141,000	$133,597
Sabre GLBL, Inc., 5.25%, 11/15/2023 (n)	35,000	31,850
		$ 165,447
Consumer Products – 0.4%
Coty, Inc., 6.5%, 4/15/2026 (n)	$110,000	$97,350
Financial Institutions – 0.3%
Air Lease Corp., 3%, 2/01/2030	$95,000	$68,610
Gaming & Lodging – 0.2%
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	$50,000	$46,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.7%
Hub International Ltd., 7%, 5/01/2026 (n)		$160,000	$158,400
Medical & Health Technology & Services – 0.3%
HCA, Inc., 5.875%, 2/01/2029		$55,000	$58,163
Medical Equipment – 0.7%
Teleflex, Inc., 4.625%, 11/15/2027		$160,000	$159,824
Midstream – 0.6%
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026		$175,000	$145,250
Real Estate - Healthcare – 0.9%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$200,000	$196,213
Specialty Chemicals – 0.7%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$183,000	$166,530
Telecommunications - Wireless – 0.9%
SBA Communications Corp., 4.875%, 9/01/2024		$155,000	$157,131
SBA Communications Corp., 3.875%, 2/15/2027 (n)		40,000	40,100
			$ 197,231
Transportation - Services – 0.4%
Heathrow Funding Ltd., 1.5%, 2/11/2030	EUR	100,000	$96,296
U.S. Treasury Obligations – 15.7%
U.S. Treasury Notes, 1.875%, 6/30/2020		$715,000	$718,154
U.S. Treasury Notes, 2%, 9/30/2020		705,000	711,582
U.S. Treasury Notes, 2.375%, 12/31/2020		705,000	717,172
U.S. Treasury Notes, 2.25%, 3/31/2021		700,000	714,820
U.S. Treasury Notes, 2.125%, 6/30/2021		700,000	717,528
			$ 3,579,256
Utilities - Electric Power – 0.8%
Clearway Energy Operating LLC, 5.75%, 10/15/2025		$175,000	$173,250
Total Bonds			$ 6,159,261
Preferred Stocks – 1.1%
Electronics – 1.1%
Samsung Electronics Co. Ltd.		7,692	$251,086
Investment Companies (h) – 12.0%
Money Market Funds – 12.0%
MFS Institutional Money Market Portfolio, 1.28% (v)		2,728,553	$2,729,099
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 4.5%
Currency Options – 0.0%
HKD Currency – November 2021 @ $0.13	Put	JPMorgan Chase Bank N.A.	$ 881,236	HKD 6,832,000	$4,192
HKD Currency – November 2021 @ $0.13	Put	Morgan Stanley Capital Services	888,588	HKD 6,889,000	4,348
HKD Currency – December 2021 @ $0.13	Put	Morgan Stanley Capital Services	348,263	HKD 2,700,000	1,875
					$10,415

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – 4.5%
Euro Stoxx 50 Index – December 2021 @ EUR 3,000	Put	Goldman Sachs International	$ 215,157	7	$40,763
Russell 2000 Index – December 2020 @ $1,200	Put	Merrill Lynch International	115,310	1	16,420
Russell 2000 Index – December 2020 @ $1,200	Put	Goldman Sachs International	115,310	1	16,420
Russell 2000 Index – December 2020 @ $1,150	Put	Goldman Sachs International	230,621	2	28,300
Russell 2000 Index – June 2021 @ $1,150	Put	Goldman Sachs International	115,310	1	16,535
Russell 2000 Index – June 2021 @ $1,300	Put	Goldman Sachs International	115,310	1	24,940
Russell 2000 Index – June 2021 @ $1,200	Put	Goldman Sachs International	230,621	2	38,900
Russell 2000 Index – December 2021 @ $1,100	Put	Goldman Sachs International	115,310	1	18,580
Russell 2000 Index – December 2021 @ $1,300	Put	Goldman Sachs International	345,931	3	90,840
Russell 2000 Index – December 2021 @ $1,150	Put	Goldman Sachs International	345,931	3	62,400
Russell 2000 Index – December 2021 @ $1,250	Put	Goldman Sachs International	345,931	3	77,490
Russell 2000 Index – December 2021 @ $1,200	Put	Goldman Sachs International	345,931	3	69,600
Russell 2000 Index – December 2021 @ $1,350	Put	Goldman Sachs International	461,241	4	133,520
S&P 500 Index – June 2020 @ $2,250	Put	Goldman Sachs International	258,459	1	10,007
S&P 500 Index – June 2020 @ $2,300	Put	Goldman Sachs International	258,459	1	11,070
S&P 500 Index – December 2020 @ $2,000	Put	JPMorgan Chase Bank N.A.	258,459	100	10,629
S&P 500 Index – December 2020 @ $1,800	Put	Goldman Sachs International	258,459	1	6,966
S&P 500 Index – December 2020 @ $2,100	Put	Goldman Sachs International	516,918	2	26,400
S&P 500 Index – December 2020 @ $2,150	Put	Goldman Sachs International	516,918	2	31,340
S&P 500 Index – June 2021 @ $2,200	Put	Goldman Sachs International	258,459	1	19,150
S&P 500 Index – June 2021 @ $2,300	Put	Goldman Sachs International	258,459	1	24,810
S&P 500 Index – June 2021 @ $2,700	Put	Goldman Sachs International	258,459	1	37,701
S&P/ASX 200 Index – June 2020 @ AUD 5,000	Put	JPMorgan Chase Bank N.A.	312,274	100	17,038
S&P/ASX 200 Index – June 2020 @ AUD 5,200	Put	JPMorgan Chase Bank N.A.	312,274	100	29,516
S&P/ASX 200 Index – December 2020 @ AUD 5,200	Put	JPMorgan Chase Bank N.A.	249,819	80	33,199
S&P/ASX 200 Index – December 2020 @ AUD 5,300	Put	JPMorgan Chase Bank N.A.	249,819	80	35,773
S&P/ASX 200 Index – December 2020 @ AUD 5,100	Put	JPMorgan Chase Bank N.A.	156,137	50	19,232
S&P/ASX 200 Index – December 2020 @ AUD 5,400	Put	JPMorgan Chase Bank N.A.	156,137	50	24,061
S&P/ASX 200 Index – March 2021 @ AUD 5,400	Put	Goldman Sachs International	312,274	10	53,773
					$1,025,373
Total Purchased Options					$1,035,788
Other Assets, Less Liabilities – 0.4%	90,921
Net Assets – 100.0%	$22,814,847
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,729,099 and $19,994,827, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,365,045, representing 6.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	101,494	EUR	91,902	Morgan Stanley Capital Services, Inc.	5/22/2020	$(65)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,480,072	$772,018	$—	$4,252,090
Germany	416,286	2,632,611	—	3,048,897
Japan	—	1,976,826	—	1,976,826
Switzerland	—	1,191,899	—	1,191,899
Netherlands	—	831,164	—	831,164
France	—	563,163	—	563,163
Israel	494,054	—	—	494,054
United Kingdom	—	342,236	—	342,236
Canada	316,279	—	—	316,279
Other Countries	—	808,543	—	808,543
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,579,256	—	3,579,256
U.S. Corporate Bonds	—	2,483,709	—	2,483,709
Foreign Bonds	—	96,296	—	96,296
Purchased Currency Options	—	10,415	—	10,415
Mutual Funds	2,729,099	—	—	2,729,099
Total	$7,435,790	$15,288,136	$—	$22,723,926
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(65)	$—	$(65)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,467,321	$9,775,910	$10,515,036	$1,107	$(203)	$2,729,099
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$55,024	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
United States	63.0%
Germany	12.6%
Japan	8.7%
Switzerland	5.2%
Netherlands	3.6%
France	2.5%
Israel	2.2%
United Kingdom	1.9%
Australia	(3.7)%
Other Countries	4.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.